Document and Entity Information	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	QUANTERIX CORPORATION
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001503274
Amendment Flag	false